CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 30,393	$ 39,150
Restricted cash	35	382
Accounts receivable, net	5,996	7,166
Inventory	9,554	10,117
Prepaid expenses and other current assets	1,450	2,892
Total current assets	47,428	59,707
Property and equipment, net	1,200	1,162
Intangible assets, net	18,466	21,865
Other assets	76	76
Total assets	67,170	82,810
Current liabilities:
Accounts payable	1,582	2,054
Accrued expenses	6,375	6,323
Payables to tissue suppliers	2,467	2,295
Current portion of long-term debt	8,059	6,310
Current portion of revenue interest obligation	2,750	2,750
Revolving line of credit	4,763	6,514
Deferred revenue and other current liabilities	5	533
Total current liabilities	26,001	26,779
Long-term debt	10,410	17,811
Long-term revenue interest obligation	16,540	16,633
Other long-term liabilities	698	756
Total liabilities	53,649	61,979
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Additional paid-in capital	118,599	101,080
Accumulated deficit	(105,091)	(80,259)
Total stockholders' equity	13,521	20,831
Total liabilities and stockholders' equity	67,170	82,810
Class A Common stock
Stockholders' equity (deficit):
Common stock	9	7
Class B Common stock
Stockholders' equity (deficit):
Common stock	$ 4	$ 3